SEVERANCE PAY LIABILITY (Schedule of Defined Contribution Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [Abstract]
Expenses – in respect to defined contribution plan	$ 841	$ 816	$ 877